Going concern (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Net Income (Loss) Attributable to Parent	$ (82,889,335)	$ (28,427,244)	$ (6,755,603)
Retained Earnings (Accumulated Deficit)	(83,279,164)	$ (35,389,829)
Litigation Settlement, Amount Awarded to Other Party	20,659,772
Guarantee of Indebtedness of Others [Member]
Litigation Settlement, Amount Awarded to Other Party	$ 20,659,772